Net Loss On Available For Sale Financial Assets Gains or losses on Availableforsale financial (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of gains losses recognised in profit or loss availableforsale financial assets [Abstract]
Gains on redemption of securities	₩ 47	₩ 721	₩ 1,089
Gains on transaction of securities	223,961	47,985	130,457
Impairment losses on securities	(31,300)	(49,741)	(134,827)
Total	₩ 192,708	₩ (1,035)	₩ (3,281)